5. EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
Equipment Net
5. EQUIPMENT, NET

NOTE 5. EQUIPMENT, NET

Equipment, net consists of the following:

	Estimated	December 31,	December 31,
	Useful Lives	2014	2013

Office equipment	5 years	$50,496	$26,354
Mining and other equipment	5-7 years	131,218	131,218
Less: accumulated depreciation		(72,424)	(44,040)
		$109,290	$113,532

Depreciation expense for the years ended December 31, 2014 and 2013 was $28,384 and $20,721, respectively.